UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska   68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period:7/31/12

Item 1.  Reports to Stockholders.

THE CURRENCY STRATEGIES FUND

SEMI-ANNUAL REP0RT

July 31, 2012

CUSIP: 66537T547

Ticker Symbol: FOREX

1-888-898-4784

www.TheCurrencyFund.net

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of The Currency Strategies Fund.  Such offering is made only by the prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Semi-annual shareholder letter for The Currency Strategies Fund (Symbol: FOREX) in the

period of January 31, 2012 through July 31, 2012.

Performance:

Overall, during the period of January 31st to July 31st, the goals of the fund had been achieved. An overview of the total period follows.

On January 27, The Currency Strategies Fund distributed a long-term capital gain of 29.3 cents per share, or 2.95%, to shareholders.

The uncertainty surrounding the health of the EURO continued for most of the reporting period.  Rising bond yields in the euro-zone and the growing concern of the future of the European economies lead to a decrease in the price of the EURO, while the U.S. Dollar Index rose.  May was a particularly difficult month for most global currencies, showing sharp declines during the month. During the reporting period, The Currency Strategies Fund began with an NAV of $9.89 and ended with an NAV of $9.60. Considering the capital gain distribution, the fund was flat for the period.  The NAV range was 10.19 to 9.42.  The maximum decline experienced in the reporting period was -7.6% from high to low, the majority of which occurred in May.  The EURO declined a maximum of 10.57% from high to low, while the Aussie Dollar suffered a drawdown of 11.75% from high to low.  Emerging market currencies such as the South African Rand and Brazilian Real experienced similar technical behavior as the European and commodity currencies.  The Currency Strategies Fund’s volatility algorithm took the fund to higher levels of cash during May to reduce further volatility while preventing additional capital erosion.

A primary goal of the fund is the preservation of capital.  There were profound maximum declines, particularly in the EURO and emerging market currencies, during the reporting period.  Since the fund is technical and agile in nature, the containment of capital loss measured in maximum decline compared to the liquid currency choices and the other major asset classes was achieved during the reporting period.  As the fund models indicated a more defensive stance, the performance was stabilized, allowing for a re-entry into the more volatile currencies at lower prices.

Market outlook:

As stated in previous reports, the fund manager at Sarasota Capital Strategies uses technical analysis, which we believe is an accurate indication of the collective research and beliefs of investors.  Market technicians tend to be more reactive to current conditions than predictive while being mindful of fundamental conditions that may affect performance of the fund.  Currencies are unique in that performance of a particular currency is quoted as a relation to another currency. Simply, if the economic policies, productivity and inflationary behavior of the United States “fail” relative to the economic policies, productivity and inflationary behavior of another country, then the U.S. Dollar will most likely fall relative to the currency of the comparison country over a period of time, and vice-versa.  In the shorter term, however, is the potential for the U.S. Dollar to appreciate versus other currencies that are considered riskier during times of worldwide market distress.  By prospectus the fund may fully allocate to non US G-10 currencies, emerging market currencies, and gold when U.S. Dollar is weakening. Conversely, the fund may invest up to 100% in the U.S. Dollar versus other currencies as the U.S. Dollar shows signs of strength. More commonly, we will have a balanced approach that will favor the non-U.S.Dollar currencies as long as the U.S. Dollar continues on its long term downward trend. Thus, our total approach is to position the fund to participate in any global currency direction whether it is pro US Dollar or not.

Sincerely,

Anthony Welch

Portfolio Manager

1331-NLD-8/27/2012

The Currency Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares	Security	Market Value
	EXCHANGE TRADED FUNDS - 84.74%
	COMMODITY FUND - 4.45%
3,800	SPDR Gold Shares *	$ 594,852

	CURRENCY FUNDS - 27.95%
7,500	CurrencyShares Australian Dollar Trust	789,900
2,000	CurrencyShares British Pound Sterling Trust *	310,540
8,525	CurrencyShares Canadian Dollar Trust	845,083
3,000	CurrencyShares Swiss Franc Trust *	302,820
14,000	ProShares UltraShort Euro *	308,980
4,000	ProShares UltraShort Yen *	166,160
32,430	WisdomTree Dreyfus Commodity Currency Fund	673,519
16,775	WisdomTree Dreyfus Emerging Currency Fund	340,197
		3,737,199
	DEBT FUND - 49.46%
20,000	iShares Barclays 1-3 Year Treasury Bond Fund	1,690,600
6,000	iShares JPMorgan USD Emerging Markets Bond Fund	711,300
20,000	Market Vectors Emerging Markets Local Currency Bond ETF	522,000
9,857	Pimco Total Return ETF	1,057,558
25,000	PowerShares Emerging Markets Sovereign Debt Portfolio	749,000
16,200	WisdomTree Asia Local Debt Fund	839,484
25,940	WisdomTree Drefus Brazillian Real Fund	479,631
11,000	WisdomTree Emerging Markets Local Debt Fund	565,290
		6,614,863
	EQUITY FUND - 2.88%
9,000	Market Vectors Gold Miners ETF	385,020

	TOTAL EXCHANGE TRADED FUNDS	11,331,934
	( Cost - $11,205,870)

	SHORT-TERM INVESTMENT - 13.27%
1,774,464	Goldman Sachs Financial Square - Government Fund- FST Administration Shares 0.01% +	1,774,464
	TOTAL SHORT-TERM INVESTMENT	1,774,464
	( Cost - $1,774,464)

	TOTAL INVESTMENTS - 98.01%
	( Cost - $12,980,334) (a)	$ 13,106,398
	ASSETS IN EXCESS OF OTHER LIABILITIES - 1.99%	266,687
	NET ASSETS - 100.00%	$ 13,373,085

*Non-income producing security.
+ Money market fund; interest rate reflects the seven-day effective yield on July 31, 2012
(a) Represents cost for financial reporting purposes. and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 143,468
	Unrealized Depreciation:	(17,404)
	Net Unrealized Appreciation:	$ 126,064

The accompanying notes are an integral part of these financial statements.

The Currency Strategies Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2012

Assets:
Investments in Securities at Fair Value (identified cost $12,980,334)	$ 13,106,398
Receivable for Securities Sold	473,091
Interest Receivable	1,797
Receivable for Fund Shares Sold	3,186
Prepaid Expenses and Other Assets	9,262
Total Assets	13,593,734

Liabilities:
Payable for Securities Purchased	172,280
Accrued Advisory Fees	3,260
Payable to Other Affiliates	7,306
Payable for Fund Shares Redeemed	13,381
Accrued Distribution Fees	2,912
Accrued Expenses and Other Liabilities	21,510
Total Liabilities	220,649

Net Assets (Unlimited shares of no par value interest authorized;
1,392,772 shares of beneficial interest outstanding)	$ 13,373,085

Net Asset Value, Offering and Redemption Price Per Share
($13,373,085/ 1,392,772 shares of beneficial interest outstanding)	$ 9.60

Composition of Net Assets:
At July 31, 2012, Net Assets consisted of:
Paid-in-Capital	$ 14,258,766
Accumulated Net Investment loss	(59,034)
Accumulated Net Realized Loss From Security Transactions	(952,711)
Net Unrealized Appreciation on Investments	126,064
Net Assets	$ 13,373,085

See accompanying notes to financial statements.

The Currency Strategies Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2012

Investment Income:
Dividend Income	$ 68,546
Interest Income	103
Total Investment Income	68,649

Expenses:
Investment Advisory Fees	71,784
Administration Fees	19,447
Distribution Fees	16,681
Fund Accounting Fees	14,161
Registration & Filing Fees	12,465
Transfer Agent Fees	10,786
Audit Fees	7,730
Legal Fees	7,480
Chief Compliance Officer Fees	6,732
Custody Fees	5,735
Printing Expense	4,987
Trustees' Fees	3,491
Insurance Expense	748
Miscellaneous Expenses	1,247
Total Expenses	183,474
Less: Fees Waived by Adviser	(53,342)
Net Expenses	130,132
Net Investment Loss	(61,483)

Net Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(297,204)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(67,434)
Net Realized and Unrealized Loss on Investments	(364,638)

Net Decrease in Net Assets Resulting From Operations	$ (426,121)

See accompanying notes to financial statements.

The Currency Strategies Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	ended	ended
	July 31, 2012	January 31, 2012
Operations:	(Unaudited)
Net Investment Loss	$ (61,483)	$ (93,991)
Net Realized Loss on Investments	(297,204)	(379,114)
Distributions of Capital Gains From Underlying Investment
Companies	-	834
Net Change in Unrealized Appreciation (Depreciaiton) on Investments	(67,434)	239,561

Net Decrease in Net Assets
Resulting From Operations	(426,121)	(232,710)

Distributions to Shareholders From:
Net Realized Gains ($0.00 and $0.29 per share, respectively)	-	(390,129)
Total Distributions to Shareholders	-	(390,129)

Beneficial Interest Transactions:
Proceeds from Shares Issued (195,159 and 341,051) shares, respectively)	1,891,198	3,531,320
Distributions Reinvested (0 and 35,512 shares, respectively)	-	352,277
Cost of Shares Redeemed (168,360 and 1,267,008) shares, respectively)	(1,634,529)	(12,945,795)
Total Beneficial Interest Transactions	256,669	(9,062,198)

Decrease in Net Assets	(169,452)	(9,685,037)

Net Assets:
Beginning of Period	13,542,537	23,227,574
End of Period (including undistributed net investment
income (loss) of $(59,034) and 2,449, respectively)	$ 13,373,085	$ 13,542,537

See accompanying notes to financial statements.

The Currency Strategies Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months Ended		Year Ended January 31,				February 21, 2008*through
	July 31, 2012		2012	2011	2010**		January 31, 2009
	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.91		$ 10.29	$ 10.36	$ 10.00	^	$ 10.00

Increase From Operations:
Net investment income (loss) (a)	(0.04)		(0.05)	(0.05)	(0.07)		0.00	(e)
Net gain (loss) from securities
(both realized and unrealized)	(0.27)		(0.04)	0.34	0.44		(4.77)
Total from operations	(0.31)		(0.09)	0.29	0.37		(4.77)

Distributions to shareholders from:
Net investment income	-		-	(0.08)	(0.01)		0.00	(e)
Net realized gains	-		(0.29)	(0.28)	-		-
Return of capital	-		-	-	-		(0.10)
Total distributions	-		(0.29)	(0.36)	(0.01)		(0.10)

Net Asset Value, End of Period	$ 9.60		$ 9.91	$ 10.29	$ 10.36		$ 5.13

Total Return (b)	(3.13)%		(0.85)%	2.71%	3.67%		(47.84)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 13,373		$ 13,543	$ 23,228	$ 22,631		$ -	+
Ratio of expenses to average net assets,
before reimbursement (f)	2.74%	(c)	2.81%	2.42%	3.04%	(c)	5.03%	(c)
net of reimbursement (f)	1.95%	(c)	1.95%	1.95%	1.95%	(c)	2.94%	(c)
Ratio of net investment income (loss)
to average net assets (f)(g)	(0.92)%	(c)	(0.53)%	(0.44)%	(0.88)%	(c)	0.01%	(c)
Portfolio turnover rate	587%	(d)	867%	1,255%	290%	(d)	17,700%	(d)
__________
*Commencement of Operations. During this period, the Fund was known as Anchor Multi-Strategy Growth Fund and was managed by a different adviser under a substantially different investment strategy.
**For the period February 1, 2009 through April 30, 2009, the Fund had only one share outstanding and was not actively managed by the Adviser.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for each period.

(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.  Had the Adviser not absorbed a portion of the expenses, total returns would have been lower.  Total returns for periods less than one year are not annualized.

(c) Annualized.
(d) Not Annualized.
(e) Net investment income resulted in less than $0.005 per share.
(f) Does not include expenses of other investment companies in which the fund invests.
(g) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
+Net assets as of January 31, 2009 were $5.
^The Fund processed a 1.026 for 2 reverse stock split on the sole share outstanding as of February 1, 2009.

See accompanying notes to financial statements.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2012

1.

ORGANIZATION

The Currency Strategies Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is to seek capital appreciation and income.  The Fund commenced operations with Sarasota Capital Strategies, Inc. as the Fund’s Adviser on May 1, 2009.  Prior to that date, the Fund was known as the Anchor Multi-Strategy Growth Fund, which was advised by Anchor Capital Management Group, LLC under a substantially different investment strategy.

The Fund is non-diversified.  A non-diversified Fund may invest more of its assets in fewer companies than if it were a diversified fund.  The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the Board of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2012

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$11,331,934	-	-	$11,331,934
Short-Term Investment	1,774,464	-	-	1,774,464
Total	$13,106,398	-	-	$13,106,398

         The Fund did not hold any Level 3 securities during the period.

            There were no transfers into or out of Level 1 and Level 2 during the current period presented.

            It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.  The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in closed-end funds are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of closed-end fund distributions is reported to the Funds after the end of the calendar year.  Estimates are based on the most recent closed-end fund distribution available.

Currency Risk - Currency trading involves significant risks, including market risk, interest rate risk and country risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2012

over a number of days may involve greater risk than one carried a few minutes or hours.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions taken on its returns (2008-2011) and expected to be taken in the Fund’s 2012 return, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended July 31, 2012, the Fund did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Fund will declare and pay net realized capital gains, if any, annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Sarasota Capital Strategies, Inc. serves as the Fund’s Investment Advisor (the “Adviser”).   The fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly.  Effective March 2, 2012 the Fund pays the Advisor, at an annual rate of 1.00% of the Fund’s average daily net assets.  Prior to March 2, 2012, the Fund paid the Advisor at an annual rate of 1.47% of the Fund’s average daily net assets.  For the six months ended July 31, 2012, the Fund incurred $71,784 of advisory fees.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until May 31, 2013, so that the total annual operating expenses of the Fund do not exceed 1.95% of the Fund’s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the six months ended July 31, 2012, the Adviser waived fees of $53,342.  Cumulative expenses subject to recapture by the Advisor amounted to $402,410 at January 31, 2012 and will expire on January 31 of the years indicated below:

2013	2014	2015
$118,656	$130,072	$153,682

Distributor – The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% of the average daily net assets and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended July 31, 2012, pursuant to the Plan, the Fund paid $16,681.

Trustees – Effective April 1, 2012, with the approval of the Board, the Fund pays its pro rata share of a total fee of $21,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee and the Lead Independent Trustee a pro rata share of an additional $2,000 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services (“NLCS”), NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GemCom, LLC (“GemCom”), GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, GemCom receives customary fees from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended July 31, 2012 amounted to $64,322,080 and $64,765,108, respectively.

5.           DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following periods was as follows:

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2012

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2012	January 31, 2011
Ordinary Income	$ -	$ 815,711
Long-Term Capital Gain	390,129	22,406
	$ 390,129	$ 838,117

The difference between the book basis and tax basis character of distributions as of January 31, 2011 is primarily attributable to the tax treatment of short-term capital gains.

As of January 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post	Unrealized	Total
Ordinary	Long-Term	Loss	October &	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Other Losses	(Depreciation)	Earnings/(Deficits)
$ 73,052	$ -	$ (383,255)	$ (262,619)	$ 113,262	$ (459,560)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and grantor trusts adjustments.  The difference between book basis and tax basis undistributed ordinary income is primarily attributable to grantor trusts adjustments.

Foreign currency and capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such foreign currency and capital losses of $69,838 and $192,781, respectively.

At January 31, 2012, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total
$ 383,255	$ -	$ 383,255
$ 383,255	$ -	$ 383,255

Effective with the enactment of the Regulated Investment Company Modernization Act of 2010 (the “Act”) on December 22, 2010, there will be unlimited carryover on future capital losses.

Permanent book and tax differences, primarily attributable to grantor trusts and partnership adjustments, resulted in reclassification for the period ended January 31, 2012 as follows: a decrease in paid-in-capital of $109; a decrease in accumulated net investment loss of $57,125 and an increase in accumulated net realized loss from security transactions of $57,016.

6.           NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendments may have on the Fund’s financial statements.

The Currency Strategies Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2012

7.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Renewal of Advisory Agreement – The Currency Strategies Fund*

In connection with a meeting held on February 22, 2012, (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Sarasota Capital Strategies, Inc. (“Sarasota” or the “Adviser”) and the Trust, on behalf of The Currency Strategies Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to separate  accounts;(e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with the average return of funds in the Morningstar currency category and the Morningstar benchmark.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Sarasota’s research capabilities and operations, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed Sarasota’s financial information provided and concluded that the Adviser is sufficiently well capitalized (or has other financial resources) to meet its obligations to the Fund, including expense limitation obligations.  The Trustees discussed their ongoing review on a quarterly basis, of compliance and reporting matters for the Fund.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Sarasota’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  They reviewed the performance of the Fund compared to the average of funds in the Morningstar currency category and the Morningstar benchmark  and noted that the Fund had outperformed both its peer group and benchmark for the period ended December 5, 2011.  The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that Sarasota currently charges a 1.47% annual advisory fee based on the average net assets of the Fund.  However, the Board also reviewed correspondence from the Adviser stating that would like to amend the Advisory Agreement to reduce the management fee paid to the Adviser to 1.00%, to be effective as soon as possible.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of other funds in the Morningstar currency category.  The Trustees noted that the while advisory fee for the Fund is at the higher end for the peer group, both the proposed advisory fee and the overall expense ratio for the Fund are both within the range of advisory fees charged to and overall expenses of other funds in the applicable Morningstar category.  The Trustees also noted that the Adviser’s strategy is more actively managed than many other funds in the Morningstar Currency category, and that assets for the Fund are below average for the category.  The Trustees concluded that the Fund’s reduced  advisory fee was acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by a peer group of other funds in the Morningstar currency category.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

 Conclusion.  In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreement, with a reduced management fee of 1.00% to be put into effect as soon practicable and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

The Currency Strategies Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

July 31, 2012

As a shareholder of the Fund you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (2/1/12)	Ending Account Value (7/31/12)	Expenses Paid During the Period (2/1/12 to 7/31/12)
Actual	$1,000.00	$ 968.70	$9.54
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$9.77

   *Expenses Paid During Period are equal to the Fund’s annualized expense ratio of 1.95%, multiplied by the average account value over  the period, multiplied by 182 days and divided by 366 (to reflect the number of days in the six-month period ended July 31, 2012).

Portfolio Analysis (Unaudited)

As-of July 31, 2012

Percent of Net Assets
Exchange Traded Funds	84.74%
Debt Funds	49.46%
Currency Funds	27.95%
Commodity Fund Equity Fund	4.45% 2.88%
Short-Term Investment	13.27%
Other Assets Less Liabilities	1.99%
Total	100.00%

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended January 31th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-888-898-4784 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-888-898-4784.

Investment Adviser

Sarasota Capital Strategies, Inc.

460 South Tamiami Trail

Osprey, FL 34229

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/9/12